UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

CITIZENS SELECT PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
July 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 19.1%	Amount ($)		Value ($)

Bank Of America N.A.
3.31%, 2/22/2006	10,000,000	a	10,000,000
Barclays Bank PLC (London)
3.52%, 10/11/2005	15,000,000		15,000,000
Citibank NA
3.14%, 8/4/2005	15,000,000		15,000,000
KBC Bank (London)
3.46%, 9/30/2005	15,000,000		15,000,248
Natexis Banques Populaires US Finance Co. LLC (Yankee)
3.27%, 9/6/2005	10,000,000		10,000,000
Societe Generale (London)
3.28%, 9/7/2005	18,000,000		18,000,000
Total Negotiable Bank Certificates of Deposit
(cost $83,000,248)			83,000,248

Commercial Paper - 55.3%

Atlantis One Funding Corp.
3.50%, 10/6/2005	15,000,000	b	14,904,575
BNP Paribas Finance Inc.
3.30%, 8/1/2005	15,000,000		15,000,000
Cafco LLC
3.39%, 9/16/2005	15,000,000	b	14,935,600
CRC Funding LLC
3.39%, 9/16/2005	5,000,000	b	4,978,533
Crown Point Capital Co. LLC
3.40%, 9/12/2005	20,000,000	b	19,921,367
CSFB (USA) Inc.
3.26%, 8/15/2005	18,000,000		17,977,320
Depfa Bank PLC
3.45%, 9/29/2005	15,000,000		14,915,925
Deutsche Bank Financial LLC
3.32%, 8/1/2005	15,000,000		15,000,000
Grampian Funding LLC
3.50%, 10/7/2005	15,000,000	b	14,903,129
K2 USA LLC
3.49%, 10/6/2005	15,000,000	b	14,904,850
Pace (Premier Asset Collateralized Entity)
3.14%, 8/1/2005	12,700,000	b	12,700,000
Prudential Funding LLC
3.30%, 8/1/2005	15,000,000		15,000,000
Scaldis Capital LLC
3.15%, 8/2/2005	15,000,000	b	14,998,700
Solitaire Funding
3.45%, 9/30/2005	15,000,000	b	14,914,500
Swedbank Inc.
3.49%, 10/6/2005	15,000,000		14,904,850
UBS Finance (DE)
3.29%, 8/1/2005	15,000,000		15,000,000
White Pine Corp.
3.40%, 9/21/2005	5,000,000	b	4,976,129
Total Commercial Paper
(cost $239,935,478)			239,935,478

Corporate Notes - 11.5%

Commonwealth Bank Australia
3.49%, 8/24/2010	15,000,000	a	15,000,000

Harrier Finance Funding
3.37%, 11/15/2005	10,000,000	a,b	9,999,657
Royal Bank Of Scotland PLC
3.40%, 4/21/2010	10,000,000	a	10,000,000
Wells Fargo & Co.
3.30%, 7/3/2011	15,000,000	a	15,000,000
Total Corporate Notes
(cost $49,999,657)			49,999,657

U.S. Treasury Bills - 0.7%

2.97%, 8/11/2005
(cost $2,984,540)	2,987,000		2,984,540

U.S. Government Agencies - 3.5%

Federal Home Loan Banks
3.31%, 4/11/2006
(cost $14,993,759)	15,000,000	a	14,993,759

Time Deposits - 13.6%

Chase Manhattan Bank USA (Grand Cayman)
3.31%, 8/1/2005	15,000,000		15,000,000
Key Bank N.A. (Grand Cayman)
3.28%, 8/1/2005	15,000,000		15,000,000
Manufacturers & Traderstrust Co. (Grand Cayman)
3.31%, 8/1/2005	15,000,000		15,000,000
State Street Bank & Trust Co. (Grand Cayman)
3.28%, 8/1/2005	14,000,000		14,000,000
Total Time Deposits
(cost $59,000,000)			59,000,000

Total Investments (cost $449,913,682)	103.7%		449,913,682

Liabilities, Less Cash and Receivables	(3.7%)		(16,194,476)

Net Assets	100.0%		433,719,206

a Variable interest rate - subject to periodic change.
b Securities exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, these securities amounted to $142,137,040 or 32.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

CITIZENS SELECT TREASURY MONEY MARKET FUND

STATEMENT OF INVESTMENTS
July 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 90.0%	Purchase (%)	Amount ($)	Value ($)

8/4/2005	2.90	18,398,000	18,393,554
8/11/2005	2.93	3,300,000	3,297,333
8/18/2005	3.05	115,908,000	115,741,567
8/25/2005	2.91	1,400,000	1,397,293
9/1/2005	2.99	28,719,000	28,645,304
9/8/2005	3.18	6,000,000	5,979,934
9/15/2005	2.93	25,000,000	24,909,063
9/22/2005	2.99	35,000,000	34,850,103
12/22/2005	3.28	43,000,000	42,448,298
Total U.S. Treasury Bills
(cost $275,662,449)			275,662,449

U.S. Treasury Notes - 9.8%

10.75%, 8/15/2005
(cost $30,088,991)	2.92	30,000,000	30,088,991

Total Investments (cost $305,751,440)		99.8%	305,751,440

Cash and Receivables (Net)		.2%	429,904

Net Assets		100.0%	306,181,344

See notes to financial statements.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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